Other financial assets	12 Months Ended
Dec. 31, 2023
Disclosure of Other financial assets [Abstract]
Other financial assets	Other financial assets

(in €‘000)	December 31, 2023	December 31, 2022
Pledged bank balances	15,512	12,190
Security deposits	11,170	7,990
Derivatives	3,700	9,198
Investments in equity securities	16,557	31,389
Prepaid warranties non-current	5,657	2,206
Other receivables	1,821	2,321
Total	54,417	65,294
Non-current	52,641	64,693
Current	1,776	601
Total	54,417	65,294
Pledged bank balances
As at December 31, 2023, the Group has pledged bank balances to secure the payment of interest and commitment fees to the Group's external lender. These pledged bank balances have an original maturity of twelve months or more. Therefore, the Group has presented its pledged bank balances as other financial assets - non-current in the consolidated statement of financial position, as opposed to cash and cash equivalents.
As at December 31, 2023, pledged bank balances for an amount of €15,512 thousand (December 31, 2022: €12,190 thousand). There were no pledged bank balances that have an original maturity between three and twelve months.
As at December 31, 2023, the non-current portion relates to bank balances pledged to secure the payment of interest and commitment fees to the Group’s external lender for an amount of €10,500 thousand (December 31, 2022: €10,500 thousand) and bank balances pledged to secure payments to suppliers of the Group for an amount of €3,612 thousand (December 31, 2022: €430 thousand).
During previous reporting periods, the Group received subsidies in advance from the Innovation and Networks Executive Agency (“INEA”), an agency established by the European Commission. The Group pledged bank balances as a security, in the event the Group is required to repay the subsidy. As at December 31, 2023, the Group pledged bank balances in relation to these subsidies for an amount of €1,400 thousand (December 31, 2022: €1,200 thousand).
Security deposits
During the year ended December 31, 2023, the Group entered into contracts related to the purchase of electricity. This resulted in an increase of the Group's security deposits with third parties.
Derivatives
Other derivatives
Included in the Group’s derivatives balance as at December 31, 2023, are two interest rate cap(s) (December 31, 2022: two) which the Group entered into to hedge its interest rate risk exposure. The Group entered into the previous interest rate cap in September 2019, which was terminated on December 19, 2022, upon signing the refinancing agreement (refer to Note 25), and the two new interest rate caps. During the year ended December 31, 2022 the Group entered into a new interest rate cap with the same counterparty as the previous interest rate cap and received a payment of €1,071 thousand representing the net balance of the premium payable for the new interest rate cap of €4,067 thousand and the amount due with respect to the termination of the old interest cap of €5,138 thousand. Additionally, the Group paid a premium of €4,068 thousand for the second interest rate cap, entered into with a different counterparty. The derivatives are only used for economic hedging purposes and not as a speculative investment. The Group does not apply hedge accounting. Therefore, the Group accounts for the derivatives at fair value through profit or loss.
During the year ended December 31, 2023, the Group recognized a fair value loss of €5,497 thousand (2022: gain of €5,507 thousand, 2021: gain of €593 thousand) on its interest rate caps. As at December 31, 2023, the fair value of the interest rate caps amount to €3,700 thousand (December 31, 2022: €9,198 thousand).
Fair value changes of the Group’s interest rate cap derivatives are recognized in the consolidated statement of profit or loss, within finance income/(costs) which are disclosed in Note 12.
Additionally, in the fourth quarter of 2022, the Group purchased two forward contracts to sell, and buy, an equal amount of CO2 tickets for a fixed price during April and June, 2023. The Group agreed to sell CO2 tickets that were set to expire during 2022, and purchase an equal amount of CO2 tickets for calendar year 2023. The market for these forward contracts is highly illiquid, with limited market activity and no price fluctuations expected before the delivery date of the CO2 tickets. These contracts qualified as derivatives and were accounted at fair value through profit and loss. The Group sold these contracts in 2023, and recognized no gain or loss during the year ended December 31, 2023 (2022: € nil) and the balance of the derivative on the consolidated statement of financial position as of December 31, 2023 is € nil (2022: € nil).
Refer to Note 32 for information about the methods and assumptions used in determining the fair value of derivatives.
Investment in equity securities
The Group’s investments in equity securities relate to an investment in Voltalis S.A. (“Voltalis”), a private company that provides distributed demand response products which enable households to achieve energy savings. The Group acquired the investment through the acquisition of MOMA.
As of December 31, 2023, the Group holds 12.38% (December 31, 2022: 12.38%) of the total share capital of Voltalis, which has a fair value of €16,557 thousand (December 31, 2022: €31,389 thousand). The Group recognized a fair value loss of €14,832 thousand with respect to this investment during the year ended December 31, 2023. The loss is due to the decrease in the overall performance of this private company.
Fair value changes of the Group’s investment in equity securities are recognized in the consolidated statement of other comprehensive income. Refer to Note 32 for information about the methods and assumptions used in determining the fair value of the investment.
Prepaid warranties non-current
The Group purchases extended warranties for its fast and ultra-fast chargers for a period between 1 and 3 years depending on the charging pole's supplier. The extended warranty period starts after the standard warranty period of 2 years expires. The extended warranty is paid in advance at the moment when the charger is delivered.
As of December 31, 2023, the Group's prepaid extended warranties for charging equipment in amount of €5,657 thousand (December 31, 2022: €2,206 thousand). This amount of prepaid extended warranties is classified as non-current. The prepaid extended warranties classified as current as of December 31, 2023 amount to €311 thousand (December 31, 2022: € nil) and are presented as part of prepayments and other assets in Note 21.
Other receivables
As of December 31, 2023, the other receivables mainly represent the non-current portion of an outstanding receivable with one of the Group's customers of €1,651 thousand (December 31, 2022: €2,321 thousand), net of an allowance of €143 thousand (December 31, 2022: €301 thousand). The Group has agreed on payments terms with its customer. The receivable will be settled in equal payment installments during approximately three years from the balance sheet date. The Group accrues interest on the balance at an annual rate of 8.4%.